Stockholder's Equity (Details) - USD ($)						3 Months Ended		12 Months Ended
	Dec. 10, 2025	Dec. 08, 2025	Sep. 19, 2025	Sep. 10, 2025	Jul. 17, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Oct. 27, 2025	Apr. 07, 2025	Aug. 05, 2024	Aug. 02, 2024	Apr. 29, 2023
Stockholder’s Equity [Line Items]
Common stock authorized						400,000,000		400,000,000	100,000,000			110,000,000
Common stock par value (in Dollars per share)						$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock authorized						10,000,000		10,000,000	10,000,000
Preferred stock par value (in Dollars per share)						$ 0.0001		$ 0.0001	$ 0.0001
Gross proceeds offering (in Dollars)					$ 7,546,988
Net proceeds (in Dollars)					7,546,988
Fair value of the warrants (in Dollars)					905,000
Expenses of placement agent fee (in Dollars)					$ 125,000
Common stock per share (in Dollars per share)				$ 1.75
Aggregate shares of common stock						91,836,387		43,276,754
Contractual term								10 years
Stock-based compensation expense (in Dollars)								$ 8,116,678	$ 7,498,817
Unrecognized total compensation cost (in Dollars)								$ 7,814,682
Unrecognized total compensation cost								1 year 2 months 23 days
Restricted stock awards			11,600,000
Restricted stock awards date			Sep. 19, 2028
Common stock on the date of grant (in Dollars)			$ 20,300,000
Weighted average period								5 years 29 days
Common stock reserved						46,836,387		13,276,754
Warrants outstanding (in Dollars)								$ 6,125,681
Warrants [Member]
Stockholder’s Equity [Line Items]
Term of exercisable warrants					5 years
Exercise price per share (in Dollars per share)					$ 1.32
Fair value of the warrants (in Dollars)					$ 8,197,000
Warrant commencement date					Jan. 17, 2026
Weighted average period						3 years 5 months 8 days
Common stock reserved						46,836,387
Warrants outstanding (in Dollars)						$ 15,227,835
Placement Agent Warrants [Member]
Stockholder’s Equity [Line Items]
Warrants purchase					272,727	1,816,513
Exercise price per share (in Dollars per share)					$ 1.65
Fair value of the warrants (in Dollars)				$ 717,000	$ 905,000
Percentage of placement agent fee								7.00%
Warrant expire date					Jul. 17, 2030
Percentage of placement agent cash fee					7.00%
Pre-Funded Warrants [Member]
Stockholder’s Equity [Line Items]
Warrants purchase	15,229,358
Exercise price per share (in Dollars per share)	$ 1.0899
2024 Plan [Member]
Stockholder’s Equity [Line Items]
Aggregate shares of common stock										30,000,000
Additional shares of common stock										15,000,000
Common Stock [Member]
Stockholder’s Equity [Line Items]
Common stock authorized												100,000,000
Common stock par value (in Dollars per share)												$ 0.0001
Warrants purchase				5,142,858
Exercise price per share (in Dollars per share)				$ 1.92
Gross proceeds offering (in Dollars)					$ 9,000,000
Fair value of the warrants (in Dollars)				$ 6,995,000
Percentage of placement agent fee				7.00%	7.00%
Percentage of placement agent cash fee					7.00%
Gross proceeds from offering (in Dollars)					$ 9,000,000
Common stock on the date of grant per share (in Dollars per share)			$ 1.75
Common Stock [Member] | Warrants [Member]
Stockholder’s Equity [Line Items]
Warrants purchase				360,000
Exercise price per share (in Dollars per share)				$ 1.84
Gross proceeds from offering (in Dollars)				$ 9,000,000
Common Stock [Member] | Placement Agent Warrants [Member]
Stockholder’s Equity [Line Items]
Warrants purchase				205,714	477,273
Exercise price per share (in Dollars per share)				$ 2.1875	$ 1.65
Percentage of placement agent fee				7.00%
Expenses of placement agent fee (in Dollars)				$ 125,000
Warrant commencement date				Mar. 10, 2026	Aug. 17, 2025
Warrant expire date				Mar. 10, 2031	Jul. 17, 2030
Preferred Stock [Member]
Stockholder’s Equity [Line Items]
Preferred stock authorized												10,000,000
Preferred stock par value (in Dollars per share)												$ 0.0001
September 2025 Offering [Member]
Stockholder’s Equity [Line Items]
Warrants purchase	5,142,858
Net proceeds (in Dollars)				$ 7,619,854
Percentage of placement agent fee				7.00%
Expenses of placement agent fee (in Dollars)				$ 125,000
Warrant commencement date				Mar. 10, 2026
Warrant expire date				Mar. 10, 2031
Common stock per share (in Dollars per share)				$ 1.75
Gross proceeds from offering (in Dollars)				$ 9,000,000
September 2025 Offering [Member] | Warrants [Member]
Stockholder’s Equity [Line Items]
Exercise price per share (in Dollars per share)	$ 1.09			$ 1.84
Fair value of the warrants (in Dollars)		$ 4,179,000		$ 6,995,000
Warrant commencement date				Mar. 10, 2026
Warrant expire date				Mar. 10, 2031
September 2025 Offering [Member] | Placement Agent Warrants [Member]
Stockholder’s Equity [Line Items]
Warrants purchase				205,714
Exercise price per share (in Dollars per share)				$ 1.92
Fair value of the warrants (in Dollars)				$ 717,000
Warrant commencement date				Mar. 10, 2026
Warrant expire date				Mar. 10, 2031
Percentage of placement agent cash fee				7.00%
September 2025 Offering [Member] | Common Stock [Member]
Stockholder’s Equity [Line Items]
Shares of common stock				5,142,858
Warrants purchase				5,142,858
September 2025 Offering [Member] | Common Stock [Member] | Placement Agent Warrants [Member]
Stockholder’s Equity [Line Items]
Warrants purchase				360,000
Exercise price per share (in Dollars per share)				$ 2.1875
December 2025 Offering [Member]
Stockholder’s Equity [Line Items]
Warrants purchase	16,513,762
Exercise price per share (in Dollars per share)	$ 1.09
Net proceeds (in Dollars)	$ 15,125,489
Percentage of placement agent fee	7.00%
Expenses of placement agent fee (in Dollars)	$ 135,000
Gross proceeds from offering (in Dollars)	$ 18,000,000
December 2025 Offering [Member] | Warrants [Member]
Stockholder’s Equity [Line Items]
Term of exercisable warrants	5 years
Warrant expire date	Dec. 08, 2030
December 2025 Offering [Member] | Placement Agent Warrants [Member]
Stockholder’s Equity [Line Items]
Warrants purchase	1,155,963
Fair value of the warrants (in Dollars)	$ 1,401,000
Warrant expire date	Dec. 08, 2030
Percentage of placement agent cash fee	7.00%
December 2025 Offering [Member] | Pre-Funded Warrants [Member]
Stockholder’s Equity [Line Items]
Shares of common stock	15,229,358
Warrants purchase	15,229,358
Exercise price per share (in Dollars per share)	$ 0.0001
Pre-funded warrants exercisable	15,229,358
December 2025 Offering [Member] | Investors Warrants [Member]
Stockholder’s Equity [Line Items]
Warrants purchase	16,513,762					16,513,762
Fair value of the warrants (in Dollars)	$ 13,196,000
December 2025 Offering [Member] | Common Stock [Member]
Stockholder’s Equity [Line Items]
Shares of common stock	1,284,404
Warrants purchase	1,284,404
Exercise price per share (in Dollars per share)	$ 1.199
December 2025 Offering [Member] | Common Stock [Member] | Warrants [Member]
Stockholder’s Equity [Line Items]
Exercise price per share (in Dollars per share)	$ 1.09
December 2025 Offering [Member] | Common Stock [Member] | Placement Agent Warrants [Member]
Stockholder’s Equity [Line Items]
Warrants purchase	660,550
Exercise price per share (in Dollars per share)	$ 1.3625
December 2025 Offering [Member] | Common Stock [Member] | Pre-Funded Warrants [Member]
Stockholder’s Equity [Line Items]
Exercise price per share (in Dollars per share)	$ 1.0899
Restricted Stock Award [Member]
Stockholder’s Equity [Line Items]
Stock-based compensation expense (in Dollars)						$ 1,704,015		$ 203,741
Restricted stock awards date			Sep. 19, 2028
Unrecognized total compensation cost related to unvested restricted stock awards (in Dollars)						$ 18,392,245		$ 20,096,259
Weighted average period						2 years 8 months 19 days		2 years 11 months 19 days
Restricted Stock Award [Member] | Board of Directors [Member]
Stockholder’s Equity [Line Items]
Restricted stock awards			11,600,000
Restricted Stock Award [Member] | Common Stock [Member]
Stockholder’s Equity [Line Items]
Common stock on the date of grant (in Dollars)			$ 20,300,000
Common stock on the date of grant per share (in Dollars per share)			$ 1.75
Investor [Member] | Warrants [Member]
Stockholder’s Equity [Line Items]
Fair value of the warrants (in Dollars)		$ 5,301,000			$ 8,197,000
Minimum [Member]
Stockholder’s Equity [Line Items]
Contractual term								12 months
Minimum [Member] | Common Stock [Member]
Stockholder’s Equity [Line Items]
Common stock authorized											100,000,000			100,000,000
Maximum [Member]
Stockholder’s Equity [Line Items]
Contractual term								36 months
Maximum [Member] | Common Stock [Member]
Stockholder’s Equity [Line Items]
Common stock authorized											400,000,000			400,000,000
IPO [Member] | Warrants [Member]
Stockholder’s Equity [Line Items]
Warrants purchase	6,818,182
Exercise price per share (in Dollars per share)	$ 1.09				$ 1.09
IPO [Member] | Common Stock [Member]
Stockholder’s Equity [Line Items]
Shares of common stock					6,818,182
Warrants purchase					6,818,182
Common stock price per share (in Dollars per share)					$ 1.32
IPO [Member] | Common Stock [Member] | Warrants [Member]
Stockholder’s Equity [Line Items]
Common stock price per share (in Dollars per share)					$ 1.09
Stock Plans [Member]
Stockholder’s Equity [Line Items]
Aggregate shares of common stock													15,000,000	15,000,000
Contractual term						10 years
Stock-based compensation expense (in Dollars)						$ 2,252,035	$ 1,808,478
Unrecognized total compensation cost (in Dollars)						$ 5,562,647
Unrecognized total compensation cost						1 year 29 days